ULTRA SERIES FUND
								-----------------

              SUPPLEMENT DATED JANUARY 1, 2009 TO THE STATEMENT OF
                    ADDITIONAL INFORMATION DATED MAY 1, 2008


    EFFECTIVE JANUARY 1, 2009, MR. TIMOTHY S. HALEVAN REPLACES MOLLY NELSON AS CHIEF COMPLIANCE OFFICER OF THE FUNDS. THE INFORMATION IN THE CHART ON PAGE 27 RELATING TO MS. NELSON IS DELETED AND REPLACED WITH THE FOLLOWING:

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  NAME AND               POSITION(S)     TERM OF                                                       NUMBER OF        OTHER
YEAR OF BIRTH           HELD WITH THE   OFFICE AND   PRINCIPAL OCCUPATION(S) DURING                    PORTFOLIOS      OUTSIDE
                           TRUST        LENGTH OF          PAST FIVE YEARS                            OVERSEEN IN   DIRECTORSHIPS
                                          TIME                                                            FUND         HELD BY
                                         SERVED                                                        COMPLEX(1)     TRUSTEES
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
TIMOTHY S. HALEVAN(2)   Chief           2009 -       MEMBERS Capital Advisors, Inc., Madison, WI,          N/A           N/A
1961                    Compliance      Present      Vice President, Chief Compliance Officer, 2009 -
                        Officer                      Present
                                                     CUNA Brokerage Services, Inc., Waverly, Iowa,
                                                     Vice President-Chief Compliance Officer, 2001 -
                                                     Present
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

    (1) Fund Complex consists of the Trust and the MEMBERS Mutual Funds with 14 portfolios.
    (2) "Interested person" as defined in the 1940 Act.

        THIS SUPPLEMENT AMENDS THE STATEMENT OF ADDITIONAL INFORMATION OF
              ULTRA SERIES FUND DATED MAY 1, 2008. PLEASE KEEP THIS
                          SUPPLEMENT WITH YOUR RECORDS.